Document and Entity Information	Mar. 22, 2024
Prospectus:
Document Type	497
Document Period End Date	Mar. 25, 2024
Entity Registrant Name	MASSMUTUAL SELECT FUNDS
Entity Central Index Key	0000916053
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 22, 2024
Document Effective Date	Mar. 25, 2024
Prospectus Date	Feb. 01, 2024